Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
OHB SE(a)	1,330	$65,149

Auto Components — 0.3%
ElringKlinger AG(a)	7,237	116,522

Biotechnology — 2.7%
MorphoSys AG(a)	8,348	940,070

Capital Markets — 2.0%
AURELIUS Equity Opportunities SE & Co. KGaA(a)(b)	5,467	128,242
Deutsche Beteiligungs AG	2,673	104,556
Flatexdegiro AG(a)	5,321	356,439
MLP SE	15,263	94,939

		684,176

Chemicals — 2.7%
K+S AG, Registered	48,581	438,983
Wacker Chemie AG	3,971	497,336

		936,319

Commercial Services & Supplies — 2.3%
Befesa SA(c)	8,647	450,978
Bilfinger SE	7,294	202,073
Cewe Stiftung & Co. KGaA	1,412	153,195

		806,246

Communications Equipment — 0.3%
ADVA Optical Networking SE(a)	10,828	91,315

Diversified Financial Services — 2.3%
Grenke AG	7,060	310,782
Hypoport SE(a)	906	477,937

		788,719

Electrical Equipment — 5.1%
Nordex SE(a)	16,247	381,114
OSRAM Licht AG(a)	9,833	609,283
PNE AG	9,716	89,143
SGL Carbon SE(a)	15,526	72,803
Varta AG(a)(b)	4,617	625,739

		1,778,082

Electronic Equipment, Instruments & Components — 1.8%
Basler AG	933	72,767
Jenoptik AG	13,075	392,572
LPKF Laser & Electronics AG	6,218	171,073

		636,412

Entertainment — 2.8%
Borussia Dortmund GmbH & Co. KGaA(a)	15,178	103,580
CTS Eventim AG & Co. KGaA(a)	14,620	887,538

		991,118

Equity Real Estate Investment Trusts (REITs) — 2.4%
alstria office REIT-AG	40,569	654,651
Hamborner REIT AG	16,187	173,395

		828,046

Food & Staples Retailing — 1.1%
METRO AG	41,133	376,897

Food Products — 1.5%
KWS Saat SE & Co. KGaA	2,932	223,061
Suedzucker AG	18,139	288,582

		511,643

Security	Shares	Value

Health Care Equipment & Supplies — 1.4%
Draegerwerk AG & Co. KGaA	774	$55,366
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,493	181,089
Stratec SE	1,841	255,015

		491,470

Health Care Providers & Services — 0.3%
Medios AG(a)	2,205	98,383

Health Care Technology — 1.8%
CompuGroup Medical SE & Co. KgaA	6,138	611,611

Hotels, Restaurants & Leisure — 0.6%
bet-at-home.com AG	868	33,381
Zeal Network SE	3,346	160,500

		193,881

Independent Power and Renewable Electricity Producers — 1.4%
Encavis AG	22,840	490,142

Industrial Conglomerates — 3.5%
Indus Holding AG	4,655	180,970
MBB SE	528	67,265
Rheinmetall AG	11,056	986,069

		1,234,304

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	5,949	122,114

Interactive Media & Services — 0.6%
New Work SE	713	219,193

Internet & Direct Marketing Retail — 3.2%
Home24 SE(a)	6,368	150,687
Shop Apotheke Europe NV(a)(c)	2,864	452,906
Takkt AG(a)	8,327	107,377
Westwing Group AG(a)	2,895	107,821
zooplus AG(a)	1,542	291,806

		1,110,597

IT Services — 3.1%
Adesso AG, NVS	706	79,384
Allgeier SE	1,631	155,690
Cancom SE	9,784	526,663
Datagroup SE(b)	1,060	57,312
S&T AG(a)	11,744	269,444

		1,088,493

Life Sciences Tools & Services — 5.5%
Evotec SE(a)(b)	32,681	999,608
Gerresheimer AG	7,970	931,443

		1,931,051

Machinery — 7.5%
Deutz AG(a)	30,677	176,874
Duerr AG	13,174	482,533
JOST Werke AG(a)(c)	3,404	159,617
Koenig & Bauer AG(a)	3,565	100,129
Krones AG	3,609	265,069
Norma Group SE	8,087	357,152
Pfeiffer Vacuum Technology AG	1,264	234,662
Stabilus SA	6,269	444,314
Vossloh AG(a)	2,229	102,520
Wacker Neuson SE(a)	8,011	153,803
Washtec AG(a)	2,838	145,977

		2,622,650

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 4.1%
ProSiebenSat.1 Media SE(a)	53,226	$772,622
Stroeer SE & Co. KGaA	7,180	644,154

		1,416,776

Metals & Mining — 4.4%
Aurubis AG	8,558	653,739
Salzgitter AG(a)	9,915	200,736
thyssenkrupp AG(a)	102,707	688,251

		1,542,726

Oil, Gas & Consumable Fuels — 0.8%
CropEnergies AG	6,644	111,107
VERBIO Vereinigte BioEnergie AG	5,597	174,073

		285,180

Pharmaceuticals — 0.9%
Dermapharm Holding SE	4,783	320,171

Professional Services — 0.8%
Amadeus Fire AG(a)	1,451	206,894
Bertrandt AG	1,416	64,280

		271,174

Real Estate Management & Development — 9.0%
ADLER Group SA(a)(c)	15,964	462,890
Corestate Capital Holding SA(a)(b)	5,537	110,676
Deutsche EuroShop AG(a)	12,546	262,482
DIC Asset AG	12,042	181,786
Grand City Properties SA	27,719	656,518
PATRIZIA AG	11,720	335,065
TAG Immobilien AG(b)	37,184	1,114,656

		3,124,073

Road & Rail — 1.1%
Sixt SE(a)(b)	3,469	398,986

Semiconductors & Semiconductor Equipment — 6.6%
Aixtron SE(a)	28,663	417,097
Dialog Semiconductor PLC(a)	16,554	875,639
Elmos Semiconductor SE	2,296	73,880
Siltronic AG	5,330	779,116
SMA Solar Technology AG(a)	2,642	152,519

		2,298,251

Software — 1.8%
Exasol AG(a)	2,820	73,470
Software AG	13,148	567,138

		640,608

Specialty Retail — 1.7%
Ceconomy AG(a)	40,747	201,790
Hornbach Baumarkt AG	2,018	92,816
Hornbach Holding AG & Co. KGaA	2,640	281,690

		576,296

Textiles, Apparel & Luxury Goods — 1.3%
Hugo Boss AG	15,189	468,944

Thrifts & Mortgage Finance — 2.0%
Aareal Bank AG(a)	15,193	372,564
Deutsche Pfandbriefbank AG(a)(c)	34,133	341,338

		713,902

Security	Shares	Value

Trading Companies & Distributors — 0.9%
BayWa AG	4,030	$148,236
Kloeckner & Co. SE(a)	18,989	162,637

		310,873

Transportation Infrastructure — 1.9%
Fraport AG Frankfurt Airport Services Worldwide(a)	9,388	534,319
Hamburger Hafen und Logistik AG	6,223	136,820

		671,139

Wireless Telecommunication Services — 1.9%
Freenet AG	32,504	666,036

Total Common Stocks — 95.9% (Cost: $34,390,531)		33,469,738

Preferred Stocks

Construction Materials — 0.3%
STO SE & Co. KGaA, Preference Shares, NVS	644	96,448

Health Care Equipment & Supplies — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,183	170,257

Machinery — 1.5%
Jungheinrich AG, Preference Shares, NVS	12,183	533,383

Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	4,207	302,448

Total Preferred Stocks — 3.2% (Cost: $1,095,215)		1,102,536

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	3,040,448	3,042,273

Total Short-Term Investments — 8.7% (Cost: $3,041,491)		3,042,273

Total Investments in Securities — 107.8% (Cost: $38,527,237)		37,614,547

Other Assets, Less Liabilities — (7.8)%		(2,721,506)

Net Assets — 100.0%		$34,893,041

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Germany Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,913,301	$1,130,343	(a)	$—		$(691)	$(680)	$3,042,273	3,040,448	$49,845	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—		(10,000	)(a)	—	—	—	—	2		—

						$(691)	$(680)	$3,042,273		$49,847		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	5	12/18/20	$210	$7,611

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$33,469,738	$—	$—	$33,469,738
Preferred Stocks	1,102,536	—	—	1,102,536
Money Market Funds	3,042,273	—	—	3,042,273

	$37,614,547	$—	$—	$37,614,547

Derivative financial instruments(a)
Assets
Futures Contracts	$7,611	$—	$—	$7,611

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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